STOCK OPTION PLAN (Details) (Stock Options, USD $)	9 Months Ended
Sep. 30, 2012
Stock Options
Number Of Options Available For Grant [Roll Forward]
Options Available for Grant, January 1, 2012	298,037
Options Available for Grant, Granted
Options Available for Grant, Exercised
Options Available for Grant, Forfeited	59,562
Options Available for Grant, September 30, 2012	357,599
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options Outstanding, January 1, 2012	701,963
Options Outstanding, Granted
Options Outstanding, Exercised
Options Outstanding, Forfeited	(59,562)
Options Outstanding, September 30, 2012	642,401
Exercisable options at September 30, 2012	497,677
Share Based Compensation Arrangement By Share Based Payment Award, Weighted Average Exercise Price [Roll Forward]
Weighted - Average Exercise Price, January 1, 2012	$ 2.02
Weighted - Average Exercise Price, Granted
Weighted - Average Exercise Price, Exercised
Weighted - Average Exercise Price, Forfeited
Weighted - Average Exercise Price, September 30, 2012	$ 2.01
Weighted Average Exercise Price, Exercisable options at September 30, 2012	$ 1.97
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Aggregate Intrinsic Value, September 30, 2012
Aggregate Intrinsic Value, Exercisable options at September 30, 2012